Net Investments in Properties (Tables)	12 Months Ended
Dec. 31, 2012
Net Investments in Properties
Net Investments in Real Estate Properties

	December 31,
	2012	2011
Land	$509,530	$111,483
Buildings	1,822,083	534,999
Less: Accumulated depreciation	(116,075)	(118,054)
	$2,215,538	$528,428

Net Investments in Operating Real Estate Properties

	December 31,
	2012	2011
Land	$22,158	$24,031
Buildings	77,545	85,844
Less: Accumulated depreciation	(19,993)	(17,121)
	$79,710	$92,754

Schedule of Minimum Lease Rents Receivable

Years Ending December 31,	Total
2013	$272,559
2014	270,952
2015	249,266
2016	227,445
2017	213,292
Thereafter	1,078,071
Total	$2,311,585